Leases (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Leases
2023	$ 161,800	$ 341,900
2024	296,900	289,700
2025	269,600	267,700
2026	266,600	266,600
2027	274,600	274,500
Thereafter	201,000	200,900
Total future minimum payments	1,470,500	1,641,300
Less: imputed interest	(175,000)	(208,200)
Total present value of operating lease liabilities	$ 1,295,500	$ 1,433,100